UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
       [ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


//s// W. Whitfield Gardner		Chadds Ford, Pennsylvania	May 15, 2013

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$301,149
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106    13448   459980 SH       SOLE                   459980
Aldila, Inc.                   COM              014384200     1335   337899 SH       SOLE                   337899
Alexion Pharmaceuticals        COM              015351109     2128    23100 SH       SOLE                    20790              2310
Alterra Capital Holdings, Ltd. COM              G0229R108     8020   254690 SH       SOLE                   254690
Amazon.Com Inc.                COM              023135106     4866    18258 SH       SOLE                    16490              1768
American International Group,  COM              026874784     3144    80980 SH       SOLE                    73010              7970
Anadarko Petroleum Corporation COM              032511107     5339    61057 SH       SOLE                    54956              6101
Annapolis Bancorp Inc.         COM              035848100     1358    99451 SH       SOLE                    99451
Apple Computer, Inc.           COM              037833100     8693    19639 SH       SOLE                    17646              1993
Artio Global investors, Inc.   COM              04315B107     4041  1485565 SH       SOLE                  1485565
Assisted living Concepts, Inc. COM              04544X300     5473   460317 SH       SOLE                   460317
Bank of America Corp.          COM              060505104     5684   466652 SH       SOLE                   416732             49920
Boeing Co.                     COM              097023105     5062    58961 SH       SOLE                    53053              5908
Cisco Systems, Inc.            COM              17275R102     1311    62721 SH       SOLE                    46637             16084
Citigroup Inc.                 COM              172967424     5358   121115 SH       SOLE                   107133             13982
Citizens Republic Bancorp, Inc COM              174420307     5633   249819 SH       SOLE                   249819
Costco Wholesale Corp.         COM              22160K105     1117    10524 SH       SOLE                     7889              2635
Coventry Health Care, Inc.     COM              222862104     8251   175446 SH       SOLE                   175446
CreXus Investment Corp.        COM              226553105     7586   582638 SH       SOLE                   582638
Crown Holdings, Inc.           COM              228368106     2240    53825 SH       SOLE                    53825
DIRECTV-Class A                COM              25490A309     3920    69271 SH       SOLE                    62770              6501
Danaher Corp.                  COM              235851102     2186    35175 SH       SOLE                    30620              4555
Discovery Communications, Inc. COM              25470F302     2149    30905 SH       SOLE                    30905
Duff & Phelps Corp.            COM              26433B107     7462   481097 SH       SOLE                   481097
EDAC Technologies Corp.        COM              279285100     2099   113226 SH       SOLE                   113226
EMC Corporation                COM              268648102     1090    45617 SH       SOLE                    33917             11700
EOG Resources, Inc.            COM              26875P101     4877    38084 SH       SOLE                    32802              5282
EnergySolutions, Inc.          COM              292756202     2641   704179 SH       SOLE                   704179
Equinix, Inc.                  COM              29444U502     8257    38172 SH       SOLE                    34290              3882
Express Scripts Holding Co.    COM              30219G108     1524    26450 SH       SOLE                    23795              2655
Facebook, Inc.-A               COM              30303M102     2708   105875 SH       SOLE                    95230             10645
First Financial Holdings, Inc. COM              320239106      338    16127 SH       SOLE                    16127
First M&F Corp.                COM              320744105     1933   136634 SH       SOLE                   136634
FirstCity Financial Corp.      COM              33761X107     4555   461531 SH       SOLE                   461531
Freeport-McMoRan Copper & Gold COM              35671D857     2128    64293 SH       SOLE                    57878              6415
Gardner Denver, Inc.           COM              365558105     5258    70000 SH       SOLE                    70000
General Electric Co.           COM              369604103     1333    57635 SH       SOLE                    42855             14780
Gilead Sciences, Inc.          COM              375558103     5090   104000 SH       SOLE                    93870             10130
Goldman Sachs, Inc.            COM              38141G104     3490    23715 SH       SOLE                    21070              2645
Google, Inc. Cl-A              COM              38259P508     5508     6936 SH       SOLE                     6110               826
Harley-Davidson, Inc.          COM              412822108     1521    28540 SH       SOLE                    28540
Heinz, H.J. Co.                COM              423074103     7480   103500 SH       SOLE                   103500
Hot Topic, Inc.                COM              441339108     5144   370597 SH       SOLE                   370597
Humana, Inc.                   COM              444859102     6155    89066 SH       SOLE                    81716              7350
Infoblox, Inc.                 COM              45672H104      495    22800 SH       SOLE                    22800
Intermec, Inc.                 COM              458786100     3662   372522 SH       SOLE                   372522
K-Swiss, Inc.                  COM              482686102     5175  1091764 SH       SOLE                  1091764
Liberty Interactive Corp. - A  COM              53071M104     2206   103235 SH       SOLE                   103235
Liberty Media Corp.            COM              531229102     5406    48427 SH       SOLE                    44942              3485
Luzerne National Bank Corp.    COM              550748107     1791    28890 SH       SOLE                    28890
MakeMusic, Inc.                COM              56086P202     2396   497095 SH       SOLE                   497095
Mastercard Inc. - Class A      COM              57636Q104     5686    10507 SH       SOLE                     9438              1069
Metals USA Holdings Corp.      COM              59132A104     1991    96400 SH       SOLE                    96400
Michael Kors Holdings, Ltd.    COM              G60754101     1582    27850 SH       SOLE                    25060              2790
Monsanto Company               COM              61166W101     3284    31090 SH       SOLE                    27375              3715
NYSE Euronext                  COM              629491101     5903   152770 SH       SOLE                   152770
National Oilwell Varco Inc.    COM              637071101     1242    17560 SH       SOLE                    13075              4485
NetApp, Inc.                   COM              64110D104     1454    42565 SH       SOLE                    42565
Netspend Holdings, Inc.        COM              64118V106     2781   175000 SH       SOLE                   175000
Netsuite, Inc.                 COM              64118Q107     1608    20080 SH       SOLE                    20080
Newport Bancorp, Inc.          COM              651754103     3102   178302 SH       SOLE                   178302
Nordstrom, Inc.                COM              655664100     2875    52055 SH       SOLE                    46410              5645
Obagi Medical Products, Inc.   COM              67423R108     1055    53400 SH       SOLE                    53400
Outdoor Channel Holdings, Inc. COM              690027206      108    12163 SH       SOLE                    12163
PVF Capital Corp.              COM              693654105     4207  1062345 SH       SOLE                  1062345
Pervasive Software, Inc.       COM              715710109     6068   661677 SH       SOLE                   661677
Pioneer Natural Resources Comp COM              723787107     2202    17720 SH       SOLE                    17720
Priceline.Com Inc.             COM              741503403     2731     3969 SH       SOLE                     3476               493
Qualcomm, Inc.                 COM              747525103     4585    68495 SH       SOLE                    61635              6860
Roma Financial Corp.           COM              77581P109      687    42808 SH       SOLE                    42808
Salesforce.com, Inc.           COM              79466L302     3112    17401 SH       SOLE                    15141              2260
Sauer-Danfoss, Inc.            COM              804137107     1905    32600 SH       SOLE                    32600
Scripps Networks Interactive-C COM              811065101      951    14775 SH       SOLE                    14775
SeaCube Container Leasing, Ltd COM              G79978105      546    23780 SH       SOLE                    23780
Somerset Hills Bancorp.        COM              834728107     1708   146897 SH       SOLE                   146897
Southern Connecticut Bancorp.  COM              84264A102     1173   315191 SH       SOLE                   315191
Splunk, Inc.                   COM              848637104     2476    61850 SH       SOLE                    61850
Starbucks Corp.                COM              855244109     2125    37310 SH       SOLE                    33205              4105
Starwood Hotels & Resorts      COM              85590A401     4111    64513 SH       SOLE                    58313              6200
Toll Brothers, Inc.            COM              889478103     1117    32620 SH       SOLE                    29350              3270
Under Armour, Inc. - Cl A      COM              904311107     1276    24920 SH       SOLE                    24920
Virgin Media, Inc.             COM              92769L101     5250   107210 SH       SOLE                   107210
Virginia Commerce Bancorp      COM              92778Q109     2066   147058 SH       SOLE                   147058
WMS Industries, Inc            COM              929297109     1382    54824 SH       SOLE                    54824
WSB Holdings, Inc.             COM              92934C101      522    80681 SH       SOLE                    80681
Walt Disney Company/The        COM              254687106     2351    41398 SH       SOLE                    37243              4155
Whole Food Markets, Inc.       COM              966837106     2436    28075 SH       SOLE                    25280              2795
Wynn Resorts, Ltd.             COM              983134107     1832    14640 SH       SOLE                    13045              1595
Youku Tudou, Inc.              COM              98742U100      889    53025 SH       SOLE                    53025
iParty Corp.                   COM              46261R107      707  1574086 SH       SOLE                  1574086